FEDERATED MANAGED POOL SERIES

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

February 28, 2017

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:       FEDERATED MANAGED POOL SERIES (the “Trust”)

Federated Corporate Bond Strategy Portfolio

Federated High-Yield Strategy Portfolio

Federated Mortgage Strategy Portfolio

1933 Act File No. 333-128884

1940 Act File No. 811-21822

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated February 28, 2017, that would have been filed under Rule 497(c), does not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 50 on February 27, 2017.

If you have any questions regarding this certification, please contact me at (412) 288-1165.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary